Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2021
Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash

4. Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash consisted of the following (in thousands):

	As of	As of	As of
	December 31, 2021	December 31, 2020	December 31, 2019
Cash and cash equivalents	$129,410	$65,663	$139,170
Restricted cash	346	—	—
Total	$129,756	$65,663	$139,170

The Company is required to maintain cash on a retention account as collateral for the upcoming scheduled debt payments related to the Eurobank $30 mil. Facility, which was recorded in restricted cash under current assets as of December 31, 2021.